Common Stock Purchase Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Common Stock Purchase Warrants
Common Stock Purchase Warrants

(10) Common Stock Purchase Warrants

In addition to the 346,261 shares of common stock and Pre-Funded Warrants issued in the September 2023 Offering, the Company issued Series A warrants to purchase up to 346,261 shares of common stock and Series B warrants to purchase up to 173,131 shares of common stock. The Series A and Series B warrants have an exercise price of $11.55 per share and are exercisable on the effective date of stockholder approval of the shares issuable pursuant to the warrants. The Series A warrants have a five-year term and the Series B warrants have a two-year term from the initial exercise date.

The Company evaluated the Pre-Funded Warrants for liability or equity classification in accordance with the provisions of ASC Topic 480, Distinguishing Liabilities from Equity, and ASC Topic 815, Derivatives and Hedging, and determined that equity treatment was appropriate. The Company valued the Pre-Funded Warrants to purchase 260,260 shares of common stock based on their issuance date fair value of $3,006,008. As of September 30, 2023, none of the Pre-Funded Warrants had been exercised.

In connection with the September 2023 Offering, the Company issued placement agent warrants to purchase up to 17,313 shares of common stock. The placement agent warrants have an exercise price of $11.55 per share. These warrants have a five-year term ending September 11, 2028.

The Series A, Series B and placement agent warrants issued in the September 2023 Offering were valued using a Black-Scholes model with a risk-free rate of 4.5%-5.3%, the respective terms of five and two years, and a volatility of 1.29-1.32. The estimated volatility of the Company’s common stock at the date of measurement is based on an average historical stock price volatility of comparable public companies within the biotechnology and pharmaceutical industry that were deemed to be representative of future stock price trends as the Company does not have sufficient trading history for its common stock. The risk-free rate is based on the expected term of the warrants based on the constant maturity of U.S. Treasury securities with similar maturities as of the date of grant. The expected term has been estimated using the contractual term of the warrants.

The following table summarizes the Company’s outstanding common stock purchase warrants as of September 30, 2023:

			Issuance Date	Issuance Date
	Number of	Exercise	Fair Value	Fair Value
	Warrants	Price	per Warrant	Total
December 2021 Initial Public Offering	239,584	$120.00	$95.3997	$22,856,242
December 2021 Underwriter Warrants	10,417	$150.00	$92.7969	966,665
September 2023 WFIA Pre-funded Warrants	341,912	$0.0001	$16.9999	5,812,500
September 2023 Public Offering Pre-funded Warrants	260,261	$0.0001	$11.5460	3,006,008
September 2023 Public Offering Series A Warrants	346,261	$11.60	$10.7999	3,739,612
September 2023 Public Offering Series B Warrants	173,131	$11.60	$8.3999	1,454,294
September 2023 Placement Agent Warrants	17,313	$14.40	$10.6000	183,518
Balance- September 30, 2023	1,388,879			$38,018,839

The Company has accounted for these warrants as equity-classified instruments under ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, as they are indexed to the Company’s common stock, and they meet all other conditions as defined in ASU 2020-06 for equity classification. The gross proceeds of the September 2023 public offering was allocated to the common stock/pre-funded warrants and common stock purchase warrants using the relative fair value method shown as follows. Fair value of the warrants was recorded to Additional Paid-in-Capital on the Company’s balance sheet.

		Percent
	Fair	of Total	Amount
	Value	Fair Value	Allocated

Common Stock and Pre-Funded Warrants	$3,999,480	42.7%	$1,707,778
Series A, B and Placement Agent Warrants	5,377,424	57.3%	2,291,702
Total	$9,376,904	100%	$3,999,480

(12) Common Stock Purchase Warrants

For each of the 208,333 shares of common stock issued in connection with the Company’s IPO, one common stock purchase warrant was also issued and included in the unit price of $120.00. These warrants were immediately separable and tradeable. Although the underwriters did not exercise their fifteen percent over-allotment option to purchase additional shares of common stock, they did purchase 31,250 additional common stock purchase warrants for $.001 per warrant less underwriting discounts and commissions. These 239,583 common stock purchase warrants have an exercise price of $120.00 per share and provide for a cashless exercise feature if there is no effective registration statement or current prospectus for the issuance of common stock upon exercise of the warrants. These warrants are exercisable from December 10, 2021 through December 10, 2026. Upon the termination date, these warrants will be automatically exercised via a cashless exercise.

In addition to the common stock purchase warrants noted above, the Company issued 10,417 common stock purchase warrants to the underwriters for the Company’s IPO pursuant to the underwriting agreement. These warrants have an exercise price of $150.00 per share and provide for a cashless exercise feature. These warrants are exercisable from June 7, 2022 through December 10, 2026.

The warrants were valued using a Black-Scholes model with a risk-free rate of .0082%, a term of 5.0 years, and a volatility of 1.24. The estimated volatility of the Company’s common stock at the date of measurement is based on an average historical stock price volatility of comparable public companies within the biotechnology and pharmaceutical industry that were deemed to be representative of future stock price trends as the Company does not have sufficient trading history for its common stock. The risk-free rate is based on the expected term of the warrants based on the constant maturity of U.S. Treasury securities with similar maturities as of the date of grant. The expected term has been estimated using the contractual term of the warrants.

The following table summarizes the Company’s outstanding warrants as of December 31, 2022 and 2021:

			Grant Date	Grant Date
	Number of	Exercise	Fair Value	Fair Value
	Warrants	Price	per Warrant	Total
Balance- January 1, 2021
Underwritten public offering	239,583	$120.00	$95.4000993	$22,856,242
Issuance of underwriter warrants	10,417	$150.00	$92.7968705	966,665
Balance- December 31, 2021	250,000			$23,822,907

There were no warrants issued or exercised in 2022.

The Company has accounted for these warrants as equity-classified instruments under ASC Subtopic 815-40, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, as they are indexed to the Company’s common stock, and they meet all other conditions for equity classification. The gross proceeds of the IPO transaction was allocated to the common stock and common stock purchase warrants using the relative fair value method shown as follows. Fair value of the warrants was recorded to Additional Paid-in- Capital on the Company’s balance sheet.

		Percent
	Fair	of Total	Amount
	Value	Fair Value	Allocated

Common Stock	$25,000,000	51.2%	$12,800,000
Common Stock Purchase Warrants	23,822,907	48.8%	12,200,000
Total	$48,822,907	100%	$25,000,000